Expense Example {- Fidelity Advisor® New Insights Fund} - 12.31 Fidelity Advisor New Insights Fund AMCIZ PRO-13 - Fidelity Advisor® New Insights Fund	Mar. 01, 2022 USD ($)
Class A
Expense Example:
1 year	$ 664
3 years	854
5 years	1,060
10 years	1,652
Class M
Expense Example:
1 year	466
3 years	712
5 years	976
10 years	1,732
Class C
Expense Example:
1 year	273
3 years	536
5 years	923
10 years	1,804
Class I
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	847
Class Z
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	$ 701